Fair Value Measurements - Reconciliation (Details)	1 Months Ended
Dec. 31, 2021 USD ($)
Reconciliation
Change in fair value	$ 51,233,000
Private Placement Warrants | Level 2 | Recurring
Reconciliation
Balance at the beginning	6,070.00
Change in fair value	(3,000.00)
Balance at the end	$ 3,070.00